Pension benefits Funded Status of Defined Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Projected benefit obligations	$ 176.1	$ 159.8	$ 114.7
Plan assets at market value	(125.8)	(115.8)	(81.4)
Accrued pension liability exclusive social security	50.3	44.0
Social security related to pension obligations	7.3	6.1
Accrued pension liabilities	$ 57.6	$ 50.1